Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Allowance for doubtful accounts	$ 76,836	$ 66,511
Deferred revenue	184,875	196,097
Net operating loss carry-forwards	748	1,177
Total deferred tax asset	262,459	263,785
Valuation allowance	(1,208)	(1,208)
Deferred tax assets, net	$ 261,251	$ 262,577